Selling, general and administrative	9 Months Ended
Sep. 30, 2022
Disclosure Of Selling General And Administrative Expense [Abstract]
Selling, general and administrative
14. Selling, general and administrative
Selling, general and administrative expenses are com
pris
ed of the follow
ing
items:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
Outsourced service (i)	2,980,504	67,324	8,251,614	144,128
Employees’ compensation	2,318,107	291,833	6,686,089	695,277
Transaction Costs	—	423,752	6,190,634	1,992,848
Other expenses	1,546,434	156,197	2,763,674	371,692
Depreciation/amortization	—	—	—	61,667

Total	$6,845,045	$939,106	$23,892,011	$3,265,612

(i)
Out of $
8,251,614
, for the nine months ended September 30, 2022, and $
2,980,504
, for the three
mon
ths ended Septem
ber

30, 202
2, $528,597 was charged under the SSA contract for the nine months ended September 30, 2022, and $236,889 was charged fo
r the
three months e
nded
September 30, 2022 (refer to
Note
5).